Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments, Period of Time to Provide Funding	45 days
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 1.2	$ 4.8
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	30.8	30.1
Undispursed Loans in Process [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	3.5	2.0
Commitments for Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	2.2	6.1
Unused Credit Card Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	$ 4.5	$ 4.5